Stock Based Compensation Plans: (Details Text) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Stock Based Compensation Plansdetails Text [Abstract]
Maximum number of options available under the plan	8,750,000
Options available for grant	2,122,000
Maximum term of options	10 years
Options granted during the period	0	5,300,000
Options exercised during the period	0	2,100,000
Proceeds to Company from option exercises		$ 6.0
Non-cash compensation expense	$ 0.3	$ 5.1
Weighted average fair value of options granted		$ 1.04
Paid to retention unit plan participants		$ 7.7
amount payable in event of change of control	$ 9.0